UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: Name of Registrant: Address of Registrant:	811-121 Vanguard Wellington Fund P.O. Box 2600 Valley Forge, PA 19482
Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482
Date of fiscal year end: Date of reporting period: Item 1: Schedule of Investments	November 30 August 31, 2009

Vanguard Wellington Fund

Schedule of Investments
As of August 31, 2009

		Market
		Value
	Shares	($000)
Common Stocks (64.8%)
Consumer Discretionary (3.5%)
Staples, Inc.	13,817,800	298,603
The Walt Disney Co.	9,537,600	248,359
Time Warner Inc.	8,783,200	245,139
Comcast Corp. Class A	12,427,800	190,394
* Ford Motor Co.	18,933,260	143,893
DaimlerChrysler AG	3,015,783	136,193
Honda Motor Co., Ltd ADR	3,055,500	95,729
* Viacom Inc. Class B	3,640,000	91,145
Home Depot, Inc.	2,959,600	80,767
		1,530,222
Consumer Staples (6.1%)
Wal-Mart Stores, Inc.	8,514,300	433,122
Nestle SA ADR	9,705,000	402,709
Philip Morris International Inc.	7,167,200	327,613
The Procter & Gamble Co.	5,936,775	321,239
PepsiCo, Inc.	5,317,400	301,337
Kimberly-Clark Corp.	4,687,600	283,412
The Coca-Cola Co.	3,547,600	173,017
Walgreen Co.	4,803,100	162,729
SABMiller PLC	6,484,931	149,551
Unilever NV ADR	4,202,200	117,368
		2,672,097
Energy (9.7%)
Chevron Corp.	10,810,200	756,065
Total SA ADR	11,156,300	638,921
ExxonMobil Corp.	7,906,300	546,721
EnCana Corp. (New York Shares)	6,990,304	363,426
BP PLC ADR	6,844,000	352,124
Anadarko Petroleum Corp.	6,601,800	349,037
XTO Energy, Inc.	8,587,500	331,478
Marathon Oil Corp.	8,888,900	274,400
ConocoPhillips Co.	4,209,363	189,548
Baker Hughes Inc.	4,675,300	161,064
Eni SpA ADR	2,452,900	116,390
Schlumberger Ltd.	1,936,900	108,854
Petroleo Brasileiro SA ADR	2,646,900	104,923
		4,292,951
Financials (11.6%)
Wells Fargo & Co.	26,490,717	729,025
JPMorgan Chase & Co.	13,592,276	590,720
MetLife, Inc.	11,204,305	423,075
Bank of America Corp.	21,765,500	382,855
Ace Ltd.	6,981,300	364,284
Muenchener Rueckversicherungs-Gesellschaft AG
(Registered)	2,194,583	327,927
State Street Corp.	6,017,127	315,779
* UBS AG (New York Shares)	13,628,434	249,673

PNC Financial Services Group	5,766,800	245,608
Toronto Dominion Bank	3,436,400	211,957
The Goldman Sachs Group, Inc.	1,223,300	202,407
U.S. Bancorp	8,893,300	201,167
The Travelers Cos., Inc.	2,855,800	143,989
HSBC Holdings PLC ADR	2,493,700	134,460
Morgan Stanley	4,492,000	130,088
Marsh & McLennan Cos., Inc.	5,193,700	122,260
SunTrust Banks, Inc.	4,876,818	113,971
AFLAC Inc.	2,298,200	93,353
Prudential Financial, Inc.	1,396,015	70,610
The Chubb Corp.	1,298,700	64,143
		5,117,351
Health Care (10.1%)
Eli Lilly & Co.	15,596,800	521,869
Schering-Plough Corp.	16,937,300	477,293
Medtronic, Inc.	12,054,900	461,703
Merck & Co., Inc.	12,509,300	405,677
Pfizer Inc.	22,057,300	368,357
Bristol-Myers Squibb Co.	15,003,200	332,021
AstraZeneca Group PLC ADR	7,095,100	330,844
Johnson & Johnson	5,338,200	322,641
Wyeth	6,150,600	294,306
Teva Pharmaceutical Industries Ltd. Sponsored ADR	5,583,900	287,571
UnitedHealth Group Inc.	9,350,800	261,822
Covidien PLC	4,091,800	161,912
Cardinal Health, Inc.	4,323,500	149,507
Sanofi-Aventis ADR	2,305,203	78,538
		4,454,061
Industrials (7.6%)
Deere & Co.	8,394,400	365,996
Siemens AG	3,799,000	330,046
Lockheed Martin Corp.	4,173,300	312,914
FedEx Corp.	4,101,300	281,800
Honeywell International Inc.	6,959,700	255,839
Waste Management Inc.	8,341,000	249,646
United Parcel Service, Inc.	4,262,100	227,852
Canadian National Railway Co.	4,691,500	226,459
Illinois Tool Works, Inc.	5,239,900	219,133
Parker Hannifin Corp.	3,779,250	183,898
Caterpillar, Inc.	3,875,400	175,594
General Electric Co.	10,500,600	145,958
Raytheon Co.	2,964,200	139,851
General Dynamics Corp.	1,961,300	116,089
Mitsui & Co., Ltd.	5,444,000	70,794
ABB Ltd. ADR	1,941,500	37,218
		3,339,087
Information Technology (7.1%)
International Business Machines Corp.	6,637,000	783,498
Hewlett-Packard Co.	8,400,200	377,085
Microsoft Corp.	14,940,300	368,278
Texas Instruments, Inc.	14,248,200	350,363
Accenture Ltd.	9,645,100	318,288
Intel Corp.	11,748,700	238,734
Automatic Data Processing, Inc.	5,970,400	228,965
* Cisco Systems, Inc.	7,859,900	169,774
Corning, Inc.	10,239,500	154,412

Taiwan Semiconductor Manufacturing Co., Ltd. ADR	13,053,186	139,669
		3,129,066
Materials (2.8%)
International Paper Co.	13,182,400	302,536
Syngenta AG ADR	4,751,600	222,945
BHP Billiton Ltd. ADR	3,340,000	208,082
BASF AG	2,273,216	118,802
Air Products & Chemicals, Inc.	1,454,300	109,116
Newmont Mining Corp. (Holding Co.)	2,416,200	97,107
* Vale SA ADR	4,661,172	89,541
Xstrata PLC	5,528,059	73,343
		1,221,472
Telecommunication Services (3.0%)
AT&T Inc.	38,763,085	1,009,778
Verizon Communications Inc.	9,469,600	293,937
		1,303,715
Utilities (3.3%)
Exelon Corp.	6,790,800	339,676
Dominion Resources, Inc.	9,920,200	328,160
FPL Group, Inc.	5,834,300	327,771
PG&E Corp.	6,299,300	255,689
Veolia Environment ADR	3,194,100	110,484
Progress Energy, Inc.	1,410,500	55,757
FirstEnergy Corp.	777,100	35,070
		1,452,607
Total Common Stocks (Cost $24,687,648)		28,512,629

					Face	Market
				Maturity	Amount	Value
			Coupon	Date	($000)	($000)
	U.S. Government and Agency Obligations (3.1%)
	U.S. Government Securities (3.0%)
		U.S. Treasury Note	1.000%	7/31/11	1,143,000	1,144,783
		U.S. Treasury Note	2.750%	2/15/19	202,000	191,205
						1,335,988
	Agency Notes (0.1%)
	1	Federal Home Loan Bank	3.625%	9/16/11	33,000	34,619
	Conventional Mortgage-Backed Securities (0.0%)
	2	Government National
		Mortgage Assn.	7.000%	11/15/31–11/15/33	10,446	11,357
	2	Government National
		Mortgage Assn.	8.000%	6/15/17	40	43
						11,400
	Total U.S. Government and Agency Obligations (Cost $1,383,229)					1,382,007
	Corporate Bonds (27.6%)
Asset	-Backed/Commercial Mortgage-Backed Securities (0.1%)
	2	AmeriCredit Automobile
		Receivables Trust	3.930%	10/6/11	4,150	4,113
	2	AmeriCredit Automobile
		Receivables Trust	5.210%	10/6/11	1,375	1,376
	2	CarMax Auto Owner Trust	4.910%	1/18/11	7,755	7,794
	2	DaimlerChrysler Auto Trust	4.980%	2/8/11	4,136	4,174
	2	Household Automotive Trust	5.280%	9/17/11	13,645	13,773
	[2,3] Marriott Vacation Club
		Owner Trust	5.362%	10/20/28	6,429	5,710
	2	Nomura Asset Securities
		Corp.	6.590%	3/15/30	8	8
	2	UPFC Auto Receivables
		Trust	5.490%	5/15/12	2,072	2,045
						38,993
	Finance (13.2%)
		Banking (8.5%)
		American Express Bank,
		FSB	5.550%	10/17/12	50,000	52,426
		American Express Credit
		Corp.	5.875%	5/2/13	44,000	46,041
	3	American Express Travel	5.250%	11/21/11	35,000	35,904
	3	ANZ National Bank
		International Ltd.	6.200%	7/19/13	38,890	42,314
		Bank of America Capital
		Trust VI	5.625%	3/8/35	96,180	65,414
		Bank of America Corp.	4.375%	12/1/10	10,000	10,279
	4	Bank of America Corp.	3.125%	6/15/12	50,000	51,888
		Bank of America, NA	5.300%	3/15/17	68,000	63,647
		Bank of America, NA	6.000%	10/15/36	30,000	27,462
		Bank of New York Mellon	5.125%	11/1/11	44,000	46,780
		Bank of New York Mellon	4.950%	11/1/12	30,000	32,426
		Bank of New York Mellon	4.950%	3/15/15	58,655	62,543
		Bank One Corp.	7.875%	8/1/10	40,000	42,411
	[2,3] Barclays Bank PLC		5.926%	12/15/49	70,000	48,300
		BB&T Corp.	4.900%	6/30/17	8,045	7,544

	BB&T Corp.	5.250%	11/1/19	8,000	7,783
[2,3] BTMU Curacao Holdings
	NV	4.760%	7/21/15	47,895	47,385
	Capital One Bank USA N.A.	6.500%	6/13/13	20,705	20,918
	Capital One Capital IV	6.745%	2/17/37	21,000	14,490
	Citigroup, Inc.	4.625%	8/3/10	19,400	19,728
	Citigroup, Inc.	5.300%	10/17/12	50,000	50,321
	Citigroup, Inc.	5.850%	8/2/16	30,000	28,363
	Citigroup, Inc.	6.125%	11/21/17	64,960	61,550
	Citigroup, Inc.	8.500%	5/22/19	34,000	37,063
	Citigroup, Inc.	6.625%	6/15/32	45,000	37,499
	Citigroup, Inc.	6.125%	8/25/36	30,000	23,574
	Citigroup, Inc.	8.125%	7/15/39	8,325	8,647
	Credit Suisse First Boston
	USA, Inc.	6.500%	1/15/12	15,000	16,340
	Credit Suisse New York	5.000%	5/15/13	87,750	92,316
	Credit Suisse New York	5.500%	5/1/14	30,000	32,335
	Deutsche Bank AG London	5.375%	10/12/12	41,245	44,335
	Deutsche Bank Financial
	LLC	5.375%	3/2/15	59,215	59,656
	Fifth Third Bancorp.	4.200%	2/23/10	60,000	60,355
4	General Electric Capital
	Corp.	3.000%	12/9/11	50,000	51,737
	Golden West Financial
	Corp.	4.750%	10/1/12	10,000	10,349
	Goldman Sachs Group, Inc.	5.000%	1/15/11	15,000	15,610
	Goldman Sachs Group, Inc.	5.300%	2/14/12	60,000	63,768
	Goldman Sachs Group, Inc.	5.350%	1/15/16	70,000	71,882
	Goldman Sachs Group, Inc.	5.625%	1/15/17	40,000	40,289
	Goldman Sachs Group, Inc.	5.950%	1/18/18	44,000	46,023
	Goldman Sachs Group, Inc.	6.450%	5/1/36	50,000	47,920
	Goldman Sachs Group, Inc.	6.750%	10/1/37	43,995	43,558
3	HBOS PLC	6.000%	11/1/33	80,500	54,371
4	HSBC Bank USA	3.125%	12/16/11	50,000	51,915
	HSBC Bank USA	4.625%	4/1/14	19,710	20,082
	HSBC Holdings PLC	6.500%	5/2/36	25,000	26,007
	Huntington National Bank	4.900%	1/15/14	16,375	14,005
	Huntington National Bank	5.500%	2/15/16	16,000	12,379
4	John Deere Capital Corp.	2.875%	6/19/12	50,000	51,515
	JPMorgan Chase & Co.	6.750%	2/1/11	25,115	26,796
4	JPMorgan Chase & Co.	3.125%	12/1/11	25,000	25,940
	JPMorgan Chase & Co.	4.650%	6/1/14	30,000	31,391
	JPMorgan Chase & Co.	5.125%	9/15/14	50,000	52,153
	JPMorgan Chase & Co.	5.250%	5/1/15	40,000	41,589
	JPMorgan Chase & Co.	6.000%	1/15/18	42,000	44,979
2	JPMorgan Chase & Co.	7.900%	12/29/49	47,521	45,145
4	KeyBank NA	3.200%	6/15/12	25,000	25,995
	Mellon Bank NA	4.750%	12/15/14	4,750	5,018
	Mellon Funding Corp.	5.000%	12/1/14	30,000	32,216
	Merrill Lynch & Co., Inc.	5.770%	7/25/11	30,000	31,453
	Merrill Lynch & Co., Inc.	6.050%	5/16/16	70,000	68,960
	Merrill Lynch & Co., Inc.	6.400%	8/28/17	23,000	22,854
	Merrill Lynch & Co., Inc.	6.875%	4/25/18	40,000	40,914
	Merrill Lynch & Co., Inc.	6.220%	9/15/26	25,000	22,848
4	Morgan Stanley	3.250%	12/1/11	25,000	26,032
	Morgan Stanley	6.750%	10/15/13	25,775	28,268
	Morgan Stanley	7.070%	2/10/14	17,500	17,983
	Morgan Stanley	4.750%	4/1/14	70,000	69,806

Morgan Stanley	6.000%	5/13/14	20,000	21,301
Morgan Stanley	6.000%	4/28/15	44,000	46,500
Morgan Stanley	5.450%	1/9/17	70,000	70,997
Morgan Stanley	6.250%	8/9/26	20,000	20,337
National City Bank -
Columbus	7.250%	7/15/10	25,000	25,747
National City Bank of
Pennsylvania	7.250%	10/21/11	20,000	21,308
National City Corp.	6.875%	5/15/19	13,950	14,728
Northern Trust Co.	4.600%	2/1/13	5,925	6,183
Northern Trust Corp.	5.300%	8/29/11	36,320	38,868
Northern Trust Corp.	5.200%	11/9/12	34,940	37,264
3 Overseas Chinese Banking
Corp.	7.750%	9/6/11	14,805	16,068
Paribas NY	6.950%	7/22/13	40,000	42,191
PNC Bank NA	4.875%	9/21/17	50,000	47,978
4 PNC Funding Corp.	2.300%	6/22/12	13,590	13,787
2 PNC Funding Corp.	8.250%	5/31/49	44,000	39,325
Royal Bank of Scotland
Group PLC	6.375%	2/1/11	40,775	40,026
Royal Bank of Scotland
Group PLC	5.000%	10/1/14	9,700	8,591
Royal Bank of Scotland
Group PLC	5.050%	1/8/15	19,510	17,224
Royal Bank of Scotland
Group PLC	4.700%	7/3/18	10,000	6,867
State Street Corp.	5.375%	4/30/17	76,315	79,327
4 SunTrust Bank Atlanta GA	3.000%	11/16/11	25,000	25,911
SunTrust Banks, Inc.	4.250%	10/15/09	9,680	9,704
3 Svenska Handelsbanken AB	4.875%	6/10/14	56,000	57,305
UBS AG	5.875%	7/15/16	50,000	48,144
US Bank NA	6.375%	8/1/11	17,940	19,433
US Bank NA	6.300%	2/4/14	30,000	33,571
Wachovia Bank NA	6.600%	1/15/38	60,000	61,966
Wachovia Corp.	5.500%	5/1/13	35,000	37,362
3 WEA Finance / WT Finance	7.125%	4/15/18	34,000	35,002
Wells Fargo & Co.	6.375%	8/1/11	15,000	16,166
4 Wells Fargo & Co.	3.000%	12/9/11	19,000	19,686
Wells Fargo & Co.	5.125%	9/1/12	10,000	10,545
Wells Fargo & Co.	5.250%	10/23/12	50,000	53,448
Wells Fargo & Co.	4.950%	10/16/13	15,000	15,434
Wells Fargo & Co.	5.125%	9/15/16	25,000	24,511
Wells Fargo Bank NA	6.450%	2/1/11	5,000	5,285
2 Wells Fargo Capital XIII	7.700%	12/29/49	50,000	43,250
Wells Fargo Financial, Inc.	5.500%	8/1/12	20,000	21,416

Brokerage (0.0%)
Ameriprise Financial Inc.	5.350%	11/15/10	659	676
Charles Schwab Corp.	4.950%	6/1/14	14,750	15,546

Finance Companies (1.2%)
General Electric Capital
Corp.	6.125%	2/22/11	19,400	20,563
General Electric Capital
Corp.	5.875%	2/15/12	30,000	31,840
General Electric Capital
Corp.	6.000%	6/15/12	15,000	16,027

	General Electric Capital
	Corp.	5.250%	10/19/12	60,000	63,268
	General Electric Capital
	Corp.	5.450%	1/15/13	40,000	42,197
	General Electric Capital
	Corp.	5.400%	2/15/17	20,000	19,857
	General Electric Capital
	Corp.	6.750%	3/15/32	30,000	29,695
	General Electric Capital
	Corp.	6.150%	8/7/37	37,800	34,141
	HSBC Finance Corp.	5.700%	6/1/11	19,230	19,999
	HSBC Finance Corp.	6.375%	10/15/11	75,000	79,096
	HSBC Finance Corp.	5.500%	1/19/16	25,000	25,201
	International Lease Finance
	Corp.	5.400%	2/15/12	50,000	41,500
	International Lease Finance
	Corp.	5.300%	5/1/12	50,000	40,750
	NYSE Euronext	4.800%	6/28/13	52,025	54,902
[2,3] US Trade Funding Corp.		4.260%	11/15/14	14,291	15,292

	Insurance (2.8%)
	ACE Capital Trust II	9.700%	4/1/30	20,000	19,668
	ACE INA Holdings, Inc.	5.800%	3/15/18	40,360	43,105
	Aetna, Inc.	6.500%	9/15/18	11,460	12,168
3	AIG SunAmerica Global
	Financing VI	6.300%	5/10/11	60,000	59,400
	Allstate Corp.	5.000%	8/15/14	10,000	10,575
2	Allstate Corp.	6.125%	5/15/37	30,000	22,698
2	Allstate Corp.	6.500%	5/15/57	20,000	16,319
	American International
	Group, Inc.	4.700%	10/1/10	34,400	32,508
	Berkshire Hathaway
	Finance Corp.	4.625%	10/15/13	50,000	53,957
	Chubb Corp.	6.000%	5/11/37	50,000	53,988
	Cincinnati Financial Corp.	6.920%	5/15/28	20,000	17,503
3	Farmers Exchange Capital	7.050%	7/15/28	25,000	18,476
	Genworth Global Funding
	Trusts	5.125%	3/15/11	47,825	47,864
	Genworth Global Funding
	Trusts	5.750%	5/15/13	25,000	24,257
	Hartford Financial Services
	Group, Inc.	7.900%	6/15/10	35,000	35,532
	Hartford Financial Services
	Group, Inc.	4.625%	7/15/13	9,000	8,469
	Hartford Financial Services
	Group, Inc.	4.750%	3/1/14	15,000	13,654
	Hartford Financial Services
	Group, Inc.	6.000%	1/15/19	44,000	39,425
	Hartford Life Global Funding
	Trusts	5.200%	2/15/11	24,185	24,789
	ING USA Global Funding	4.500%	10/1/10	25,000	25,416
3	Jackson National Life
	Insurance Co.	8.150%	3/15/27	39,480	35,157
3	Liberty Mutual Insurance
	Co.	7.875%	10/15/26	31,210	25,304
	Marsh & McLennan Cos.,
	Inc.	6.250%	3/15/12	25,000	25,847

3 MassMutual Global Funding
II	3.500%	3/15/10	40,000	40,028
Mercury General Corp.	7.250%	8/15/11	20,000	20,763
3 MetLife Global Funding I	5.125%	11/9/11	30,000	31,260
3 MetLife Global Funding I	5.125%	6/10/14	20,000	20,908
3 Metropolitan Life Insurance
Co.	7.700%	11/1/15	51,000	57,022
3 New York Life Global
Funding	5.250%	10/16/12	20,720	22,301
3 New York Life Insurance
Co.	5.875%	5/15/33	55,395	47,163
Principal Life Income
Funding Trusts	5.125%	3/1/11	42,935	44,248
Protective Life Secured
Trusts	4.850%	8/16/10	15,205	15,631
Prudential Financial, Inc.	5.800%	6/15/12	25,080	26,133
Prudential Financial, Inc.	5.150%	1/15/13	29,115	29,594
Prudential Financial, Inc.	4.750%	4/1/14	28,700	28,446
Prudential Financial, Inc.	5.100%	9/20/14	10,000	10,058
3 TIAA Global Markets	5.125%	10/10/12	46,100	49,643
Torchmark Corp.	7.875%	5/15/23	45,000	45,393
Travelers Cos. Inc.	5.800%	5/15/18	32,500	35,419
UnitedHealth Group, Inc.	4.750%	2/10/14	10,000	10,213
UnitedHealth Group, Inc.	6.000%	11/15/17	36,000	36,926

Real Estate Investment Trusts (0.7%)
ERP Operating LP	5.375%	8/1/16	9,675	9,301
Kimco Realty Corp.	5.783%	3/15/16	4,750	4,331
ProLogis	5.625%	11/15/16	35,600	31,150
Realty Income Corp.	6.750%	8/15/19	36,095	34,417
Simon Property Group, LP	5.100%	6/15/15	50,000	48,852
Simon Property Group, LP	6.100%	5/1/16	49,050	49,665
Simon Property Group, LP	5.875%	3/1/17	20,000	19,948
Simon Property Group, LP	6.125%	5/30/18	25,000	25,517
3 WEA / WCI Finanace LLC	5.700%	10/1/16	64,150	61,034
				5,804,536
Industrial (11.1%)
Basic Industry (0.5%)
Alcan, Inc.	4.500%	5/15/13	20,000	20,170
Alcan, Inc.	7.250%	3/15/31	21,273	21,908
Alcoa, Inc.	5.720%	2/23/19	32,064	28,435
Alcoa, Inc.	5.870%	2/23/22	12,597	10,286
BHP Billiton Finance USA
Ltd.	4.800%	4/15/13	15,000	15,857
BHP Billiton Finance USA
Ltd.	7.250%	3/1/16	15,000	16,761
E.I. du Pont de Nemours &
Co.	4.750%	11/15/12	17,560	18,861
PPG Industries, Inc.	6.875%	2/15/12	9,355	10,014
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	52,000	55,407
2 Rohm & Haas Co.	9.800%	4/15/20	8,250	9,105
Weyerhaeuser Co.	7.375%	3/15/32	25,000	21,149

Capital Goods (1.2%)
3M Co.	6.375%	2/15/28	30,000	34,035
Boeing Co.	8.625%	11/15/31	9,460	12,613

Caterpillar Financial
Services Corp.	5.050%	12/1/10	25,000	26,037
Caterpillar, Inc.	7.300%	5/1/31	10,000	11,864
Deere & Co.	7.125%	3/3/31	25,000	28,672
General Dynamics Corp.	4.250%	5/15/13	40,000	42,071
General Electric Co.	5.250%	12/6/17	41,685	42,512
3 Hutchison Whampoa
International Ltd.	6.500%	2/13/13	50,000	54,122
John Deere Capital Corp.	5.350%	1/17/12	40,000	42,897
John Deere Capital Corp.	5.100%	1/15/13	40,000	42,937
3 Siemens Financieringsmat	5.750%	10/17/16	89,650	97,244
United Technologies Corp.	7.500%	9/15/29	19,230	24,137
United Technologies Corp.	6.050%	6/1/36	20,325	22,647
United Technologies Corp.	6.125%	7/15/38	45,000	50,602

Communication (2.1%)
AT&T Inc.	5.100%	9/15/14	40,160	43,550
AT&T Inc.	5.600%	5/15/18	44,000	46,627
AT&T Inc.	6.450%	6/15/34	73,115	76,073
AT&T Inc.	6.800%	5/15/36	11,305	12,533
AT&T Inc.	6.500%	9/1/37	19,675	21,058
BellSouth Corp.	6.000%	10/15/11	25,000	26,995
BellSouth Corp.	5.200%	9/15/14	20,000	21,732
BellSouth Corp.	6.550%	6/15/34	32,225	35,471
BellSouth Corp.	6.000%	11/15/34	11,995	12,342
BellSouth
Telecommunications Inc.	7.000%	12/1/95	27,600	27,677
Chesapeake & Potomac
Telephone Co.	7.150%	5/1/23	10,000	10,215
Comcast Corp.	5.700%	5/15/18	48,500	51,032
France Telecom	7.750%	3/1/11	50,000	54,392
France Telecom	4.375%	7/8/14	16,800	17,566
3 News America Inc.	5.650%	8/15/20	14,505	14,834
Telefonica Europe BV	7.750%	9/15/10	50,000	53,038
Time Warner Cable Inc.	5.850%	5/1/17	34,980	36,730
Time Warner Cable Inc.	6.750%	6/15/39	29,985	32,000
Verizon Communications
Inc.	4.350%	2/15/13	15,530	16,200
Verizon Communications
Inc.	5.500%	4/1/17	25,000	26,750
Verizon Communications
Inc.	5.850%	9/15/35	59,525	60,488
Verizon Communications
Inc.	6.900%	4/15/38	9,710	11,073
Verizon Global Funding
Corp.	6.875%	6/15/12	10,000	11,191
Verizon Global Funding
Corp.	4.375%	6/1/13	10,000	10,398
Verizon Global Funding
Corp.	7.750%	12/1/30	56,410	67,559
3 Verizon Wireless Capital
LLC	5.550%	2/1/14	28,000	30,449
3 Verizon Wireless Capital
LLC	8.500%	11/15/18	21,000	26,448
Vodafone Group PLC	5.000%	12/16/13	10,000	10,667
Vodafone Group PLC	5.375%	1/30/15	40,000	42,316

Consumer Cyclical (1.6%)
3 American Honda Finance	4.625%	4/2/13	50,000	50,421
CVS Caremark Corp.	4.875%	9/15/14	35,000	37,009
CVS Caremark Corp.	5.750%	6/1/17	16,285	17,402
DaimlerChrysler North
America Holding Corp.	6.500%	11/15/13	49,855	53,366
DaimlerChrysler North
America Holding Corp.	8.500%	1/18/31	33,000	38,120
Home Depot Inc.	4.625%	8/15/10	12,000	12,379
Johnson Controls, Inc.	7.125%	7/15/17	36,300	40,137
Kohl's Corp.	6.000%	1/15/33	15,500	14,971
Lowe's Cos., Inc.	6.875%	2/15/28	5,790	6,611
Lowe's Cos., Inc.	6.500%	3/15/29	39,900	43,983
Lowe's Cos., Inc.	5.500%	10/15/35	20,000	20,055
Lowe's Cos., Inc.	6.650%	9/15/37	25,905	29,610
Staples Inc.	9.750%	1/15/14	25,220	29,760
Target Corp.	5.875%	3/1/12	40,000	43,669
Target Corp.	5.125%	1/15/13	24,025	25,833
Target Corp.	5.875%	7/15/16	20,000	22,101
The Walt Disney Co.	6.375%	3/1/12	20,000	22,153
The Walt Disney Co.	4.700%	12/1/12	33,500	36,126
The Walt Disney Co.	5.625%	9/15/16	30,000	32,957
Time Warner Cos. Inc.	7.570%	2/1/24	20,000	21,630
Time Warner Cos. Inc.	6.950%	1/15/28	20,000	20,565
Time Warner, Inc.	5.500%	11/15/11	21,460	22,821
Wal-Mart Stores, Inc.	5.250%	9/1/35	18,000	17,800
Western Union Co.	5.930%	10/1/16	60,000	64,949

Consumer Noncyclical (3.6%)
Abbott Laboratories	4.350%	3/15/14	30,500	32,157
Anheuser-Busch Cos., Inc.	5.000%	3/1/19	15,000	14,610
Anheuser-Busch Cos., Inc.	6.500%	1/1/28	19,550	20,449
Anheuser-Busch Cos., Inc.	6.800%	8/20/32	20,000	21,770
Archer-Daniels-Midland Co.	7.000%	2/1/31	20,130	23,902
AstraZeneca PLC	6.450%	9/15/37	48,385	57,020
Baxter International, Inc.	5.900%	9/1/16	12,498	13,948
3 Cargill Inc.	5.200%	1/22/13	36,000	37,368
3 Cargill Inc.	4.375%	6/1/13	20,400	20,672
3 Cargill Inc.	6.000%	11/27/17	25,000	26,114
3 Cargill Inc.	6.875%	5/1/28	19,355	20,499
3 Cargill Inc.	6.125%	4/19/34	28,980	28,243
Coca-Cola Co.	5.350%	11/15/17	85,000	92,312
Coca-Cola Enterprises Inc.	6.125%	8/15/11	40,000	43,918
Coca-Cola Enterprises Inc.	7.000%	10/1/26	10,075	12,073
Coca-Cola HBC Finance BV	5.125%	9/17/13	43,000	44,386
Coca-Cola HBC Finance BV	5.500%	9/17/15	17,440	18,303
Colgate-Palmolive Co.	7.600%	5/19/25	13,920	17,685
ConAgra Foods, Inc.	6.750%	9/15/11	632	673
Diageo Capital PLC	5.200%	1/30/13	50,590	54,157
Eli Lilly & Co.	6.000%	3/15/12	45,000	49,798
Express Scripts Inc.	6.250%	6/15/14	9,670	10,622
General Mills, Inc.	5.200%	3/17/15	42,000	45,309
GlaxoSmithKline Capital Inc.	4.850%	5/15/13	35,000	37,332
GlaxoSmithKline Capital Inc.	4.375%	4/15/14	35,000	36,924
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	45,000	45,092
Hershey Foods Corp.	4.850%	8/15/15	9,620	9,810
Johnson & Johnson	5.150%	7/15/18	14,800	15,998
Kimberly-Clark Corp.	4.875%	8/15/15	30,000	32,086

Kraft Foods, Inc.	6.250%	6/1/12	34,170	37,563
Medtronic Inc.	4.375%	9/15/10	19,235	19,999
Medtronic Inc.	4.750%	9/15/15	20,000	21,692
Merck & Co., Inc.	5.125%	11/15/11	69,000	74,835
Pepsi Bottling Group, Inc.	7.000%	3/1/29	10,000	12,218
PepsiCo, Inc.	5.150%	5/15/12	50,000	54,625
Pfizer, Inc.	5.350%	3/15/15	33,000	36,629
2 Procter & Gamble Co.
ESOP	9.360%	1/1/21	53,343	66,052
3 SABMiller PLC	6.500%	7/1/16	50,000	52,655
Schering-Plough Corp.	5.550%	12/1/13	39,000	42,678
Schering-Plough Corp.	6.550%	9/15/37	10,000	11,815
Sysco Corp.	5.375%	9/21/35	25,000	25,123
3 Tesco PLC	5.500%	11/15/17	50,000	51,991
Unilever Capital Corp.	7.125%	11/1/10	77,000	82,413
Unilever Capital Corp.	5.900%	11/15/32	27,000	29,801
Wyeth	6.950%	3/15/11	30,000	32,427
Zeneca Wilmington Inc.	7.000%	11/15/23	29,000	36,012

Energy (0.5%)
Apache Finance Canada
Corp.	7.750%	12/15/29	19,910	25,258
Conoco Funding Co.	6.350%	10/15/11	30,000	32,909
ConocoPhillips	9.375%	2/15/11	20,000	22,184
ConocoPhillips	5.200%	5/15/18	80,000	83,971
EOG Resources Inc.	5.625%	6/1/19	16,100	17,445
Suncor Energy, Inc.	7.150%	2/1/32	20,279	21,999
Suncor Energy, Inc.	5.950%	12/1/34	20,700	19,442

Other Industrial (0.1%)
Dover Corp.	6.500%	2/15/11	26,518	28,517
Snap-On Inc.	6.250%	8/15/11	34,990	37,899

Technology (0.8%)
Dell Inc.	5.875%	6/15/19	34,840	36,751
Hewlett-Packard Co.	5.250%	3/1/12	75,000	81,163
Hewlett-Packard Co.	5.500%	3/1/18	29,135	31,637
IBM International Group
Capital	5.050%	10/22/12	50,000	54,296
International Business
Machines Corp.	8.375%	11/1/19	25,000	32,630
International Business
Machines Corp.	5.875%	11/29/32	25,000	26,630
Intuit Inc.	5.400%	3/15/12	19,610	20,490
Oracle Corp.	4.950%	4/15/13	25,020	27,021
Oracle Corp.	6.125%	7/8/39	18,000	20,126

Transportation (0.7%)
2 Continental Airlines, Inc.	5.983%	4/19/22	31,465	27,375
3 ERAC USA Finance Co.	5.800%	10/15/12	12,835	12,506
3 ERAC USA Finance Co.	5.600%	5/1/15	6,960	6,614
3 ERAC USA Finance Co.	5.900%	11/15/15	19,500	18,747
3 ERAC USA Finance Co.	7.000%	10/15/37	26,175	23,423
2 Federal Express Corp. 1998
Pass Through Trust	6.720%	1/15/22	34,678	36,543
Southwest Airlines Co.	5.750%	12/15/16	46,500	44,359

2 Southwest Airlines Co.
1993-A Pass Through
Trust	7.540%	6/29/15	30,772	30,508
2 Southwest Airlines Co.
2007-1 Pass Through
Trust	6.150%	8/1/22	22,568	22,342
United Parcel Service of
America	4.500%	1/15/13	66,475	70,813
				4,877,531
Utilities (3.2%)
Electric (2.8%)
Alabama Power Co.	4.850%	12/15/12	42,330	45,691
Alabama Power Co.	5.550%	2/1/17	17,650	19,033
Alabama Power Co.	5.700%	2/15/33	15,000	16,052
Carolina Power & Light Co.	6.300%	4/1/38	14,705	17,026
Central Illinois Public
Service	6.125%	12/15/28	54,000	47,083
Commonwealth Edison Co.	5.950%	8/15/16	23,120	24,883
Connecticut Light & Power
Co.	5.650%	5/1/18	13,655	14,716
Consolidated Edison Co. of
New York	5.500%	9/15/16	20,930	22,371
Consolidated Edison Co. of
New York	5.300%	12/1/16	25,505	26,990
Duke Energy Carolinas LLC	5.250%	1/15/18	9,000	9,528
Duke Energy Carolinas LLC	5.100%	4/15/18	18,235	19,137
3 EDP Finance BV	5.375%	11/2/12	40,745	43,455
3 Enel Finance International
S.A.	6.800%	9/15/37	38,515	44,859
Exelon Generation Co. LLC	6.950%	6/15/11	50,000	53,657
Florida Power & Light Co.	5.550%	11/1/17	9,835	10,777
Florida Power & Light Co.	5.650%	2/1/35	50,000	53,670
Florida Power & Light Co.	4.950%	6/1/35	10,000	9,814
Florida Power & Light Co.	5.650%	2/1/37	5,000	5,419
Florida Power & Light Co.	5.950%	2/1/38	39,215	43,998
Florida Power Corp.	6.350%	9/15/37	8,000	9,443
Florida Power Corp.	6.400%	6/15/38	27,055	31,737
Georgia Power Co.	5.400%	6/1/18	38,660	41,575
MidAmerican Energy
Holdings Co.	6.125%	4/1/36	25,000	26,660
National Rural Utilities
Cooperative Finance
Corp.	5.450%	2/1/18	60,000	62,805
Northern States Power Co.	6.250%	6/1/36	50,000	57,299
PacifiCorp	5.900%	8/15/34	12,500	13,660
PacifiCorp	6.250%	10/15/37	36,635	42,107
PECO Energy Co.	5.350%	3/1/18	20,545	21,688
Potomac Electric Power	6.500%	11/15/37	25,000	27,865
PPL Energy Supply LLC	6.200%	5/15/16	13,573	14,134
Public Service Electric &
Gas	5.300%	5/1/18	25,100	26,798
Public Service Electric &
Gas	5.800%	5/1/37	50,000	53,004
San Diego Gas & Electric	6.000%	6/1/26	3,600	3,970
South Carolina Electric &
Gas Co.	5.800%	1/15/33	9,000	9,499

South Carolina Electric &
Gas Co.	6.050%	1/15/38	34,000	37,295
Southern California Edison
Co.	6.000%	1/15/34	7,695	8,620
Southern California Edison
Co.	5.550%	1/15/37	50,475	53,575
Southern California Edison
Co.	5.950%	2/1/38	50,000	56,098
Southern Co.	5.300%	1/15/12	13,300	14,270
Wisconsin Electric Power
Co.	4.500%	5/15/13	21,565	22,507
Wisconsin Electric Power
Co.	5.700%	12/1/36	17,280	18,193
Wisconsin Public Service	6.080%	12/1/28	45,000	46,820

Natural Gas (0.3%)
AGL Capital Corp.	6.375%	7/15/16	25,815	28,006
British Transco Finance	6.625%	6/1/18	50,000	55,495
3 Duke Energy Field Services	6.450%	11/3/36	30,325	27,361
KeySpan Corp.	4.650%	4/1/13	9,000	9,068
National Grid PLC	6.300%	8/1/16	30,000	32,430
Wisconsin Gas Co.	6.600%	9/15/13	13,100	13,751

Other Utility (0.1%)
UGI Utilities Inc.	5.753%	9/30/16	37,590	38,243
				1,432,135
Total Corporate Bonds (Cost $11,884,965)				12,153,195
Sovereign Bonds (U.S. Dollar-Denominated) (1.2%)

3 Emirate of Abu Dhabi	5.500%	8/2/12	10,000	10,461
Hydro Quebec	6.300%	5/11/11	40,000	43,177
Inter-American Development
Bank	4.375%	9/20/12	40,000	42,017
International Bank for
Reconstruction &
Development	4.750%	2/15/35	40,000	39,826
Japan Finance Organization for
Munis.	4.625%	4/21/15	50,000	51,577
Kreditanstalt fur Wiederaufbau	7.000%	3/1/13	10,000	10,994
Oesterreichische Kontrollbank	4.500%	3/9/15	50,000	50,971
Province of British Columbia	4.300%	5/30/13	40,000	41,101
Province of Ontario	4.500%	2/3/15	35,000	37,430
Province of Quebec	4.875%	5/5/14	25,000	26,694
Province of Quebec	5.125%	11/14/16	50,000	54,382
3 Ras Laffan Liquefied Natural
Gas Co. Ltd. III	5.500%	9/30/14	14,985	15,472
Republic of Italy	4.500%	1/21/15	50,000	52,375
Republic of South Africa	6.500%	6/2/14	21,900	23,652
3 Taqa Abu Dhabi National
Energy Co.	5.875%	10/27/16	47,180	48,202
Total Sovereign Bonds (Cost $524,189)				548,331
Taxable Municipal Bonds (1.2%)
Atlanta GA Downtown Dev.
Auth. Rev.	6.875%	2/1/21	12,985	13,680

Chicago Metropolitan Water
Reclamation District of
Greater Chicago IL	5.720%	12/1/38	8,545	9,195
Connecticut GO	5.850%	3/15/32	42,320	45,035
Illinois State Tollway Highway
Auth. Toll Highway Rev.	6.184%	1/1/34	20,765	22,715
5 Kansas Dev. Finance Auth.
Rev. (Public Employee
Retirement System)	5.501%	5/1/34	50,000	49,569
New Jersey Turnpike Auth.
Rev.	7.414%	1/1/40	29,885	36,657
North Texas Tollway Auth.
Rev.	6.718%	1/1/49	43,000	46,062
Oakland CA Pension
Obligation	6.980%	12/15/09	7,801	7,898
3 Ohana Military Communities
LLC	5.558%	10/1/36	9,600	7,195
3 Ohana Military Communities
LLC	5.780%	10/1/36	16,360	12,589
Oregon GO	5.902%	8/1/38	19,510	19,039
Oregon School Board Assn.	5.528%	6/30/28	50,000	50,038
3 Pacific Beacon LLC	5.379%	7/15/26	9,000	7,782
Port Auth. of New York & New
Jersey Rev.	5.859%	12/1/24	12,735	14,006
Port Auth. of New York & New
Jersey Rev.	6.040%	12/1/29	7,450	8,148
President and Fellows of
Harvard College	6.300%	10/1/37	50,675	55,206
San Antonio TX Electric & Gas
Rev.	5.985%	2/1/39	10,895	11,894
Stanford Univ.	6.875%	2/1/24	34,745	41,459
Stanford Univ.	7.650%	6/15/26	29,000	34,084

Univ. of California Rev.	5.770%	5/15/43	23,825	24,732
Total Taxable Municipal Bonds (Cost $500,906)				516,983
Tax-Exempt Municipal Bonds (0.1%)
Texas (0.1%)
Dallas TX Area Rapid Transit
Rev.
(Cost $29,273)	5.999%	12/1/44	29,265	31,703
Temporary Cash Investments (1.6%)
Repurchase Agreement (1.1%)

BNP Paribas Securities Corp.
(Dated 8/31/09, Repurchase
Value $492,103,000,
collateralized by Federal
Home Loan Mortgage Corp.
4.500%-6.000%, 6/1/24-
2/1/38 and Federal National
Mortgage Assn. 6.000%-
6.500, 6/1/36-6/1/38	0.220%	9/1/09	492,100	492,100

U.	S. Government and Agency Obligations (0.5%)

U.S. Treasury Bill	0.175%	9/24/09	200,000	199,986

Total Temporary Cash Investments (Cost $692,078)	692,086
Total Investments (99.6%) (Cost $39,702,288)	43,836,934
Other Assets and Liabilities-Net (0.4%)	181,088
Net Assets (100%)	44,018,022

*	Non-income-producing security.
1	The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the
	U.	S. government.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim
	principal	payments and prepayments or the possibility of the issue being called.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in
	transactions	exempt from registration, normally to qualified institutional buyers. At August 31, 2009, the aggregate
	value	of these securities was $1,615,073,000, representing 3.7% of net assets.
4	Guaranteed by the Federal Deposit Insurance Corporation (FDIC) as part of the Temporary Liquidity Guarantee
Program.
5	Scheduled principal and interest payments are guaranteed by FSA (Financial Security Association).
	ADR—American	Depositary Receipt.
	GO—General	Obligation Bond.

Wellington Fund

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

At August 31, 2009, the cost of investment securities for tax purposes was $39,702,288,000. Net unrealized appreciation of investment securities for tax purposes was $4,134,646,000, consisting of unrealized gains of $6,040,939,000 on securities that had risen in value since their purchase and $1,906,293,000 in unrealized losses on securities that had fallen in value since their purchase.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Wellington Fund

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of August 31, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($0000
Common Stocks	27,442,167	1,070,462	—
U.S. Government and Agency Obligations	—	1,382,007	—
Corporate Bonds	—	12,153,195	—
Sovereign Bonds	—	548,331	—
Taxable Municipal Bonds	—	516,983	—
Tax-Exempt Municipal Bonds	—	31,703	—
Temporary Cash Investments	—	692,086	—
Total	27,442,167	16,394,767	—

Item 2: Controls and Procedures

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.
(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD WELLINGTON FUND
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: October 22, 2009

VANGUARD WELLINGTON FUND
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: October 22, 2009

VANGUARD WELLINGTON FUND
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: October 22, 2009

*By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on July 24, 2009, see File Number 2-88373, and a Power of Attorney filed on October 16, 2009, see File Number 2-52698, both Incorporated by Reference.